Annual Total Returns - Fidelity Asset Manager 20% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	8.92%
Annual Return 2011	2.63%
Annual Return 2012	6.83%
Annual Return 2013	5.16%
Annual Return 2014	4.11%
Annual Return 2015	(0.30%)
Annual Return 2016	4.70%
Annual Return 2017	6.98%
Annual Return 2018	(1.64%)
Annual Return 2019	10.64%